Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Beginning balance	$ 20,759	$ 8,992	$ 31,986
Decrease	646	18,342	(241)
Cancelation		(5,542)
Write-off	(1,073)	(1,033)	(22,753)
Ending balance	$ 20,332	$ 20,759	$ 8,992